Share-Based Compensation - Additional Share Based Compensation Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Total intrinsic value of options exercised and shares vested	$ 21	$ 27	$ 23
Fair value of shares vested	23	26	17
Cash received from share award exercises	0	2	28
Tax benefit of options exercised and shares vested	$ 0	$ 0	$ 0